Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 8,545,724
Cash flows	(1,307,022)
Newly aquired	68,938
Exchange difference	(167,373)
Fair value change	(25,328)
Other changes	(148,190)
Ending	6,966,749
Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	8,120,791
Cash flows	(1,163,917)
Exchange difference	(221,495)
Other changes	(51,717)
Ending	6,683,662
Financial lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	180,714
Cash flows	(71,735)
Newly aquired	68,938
Other changes	(1,039)
Ending	176,878
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	227,318
Cash flows	(71,370)
Exchange difference	(76,552)
Fair value change	2,687
Other changes	(74,694)
Ending	7,389
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	16,901
Exchange difference	130,674
Fair value change	(28,015)
Other changes	(20,740)
Ending	₩ 98,820